SHARE CAPITAL AND RESERVES (Details 9)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares	Nov. 30, 2019 shares
IfrsStatementLineItems [Line Items]
Number of Warrants	26,667
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants	379,208	3,033,709	1,984,474
Share Purchase Warrants [Member] | Ranges Of Exercise Prices 1. 20 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants	24,208
Exercise Price | $ / shares	$ 1.20
Expiry Date	Apr. 06, 2022
Share Purchase Warrants [Member] | Ranges Of Exercise Prices 1. 88 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants	355,000
Exercise Price | $ / shares	$ 1.88
Expiry Date	Jun. 09, 2025